Statements of Operations and Comprehensive Income (Loss) - Parenthetical (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations and Comprehensive Income (Loss)
Tax expense (benefit) portion of change in unrealized gains (losses)	$ (25)	$ (105)	$ 210
Tax expense (benefit) portion of Reclassification Adjustment for losses (gains) included in net income			$ (1,429)